UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period: March 31, 2014

Item 1. Report to Stockholders.

Smith Group Funds

Smith Group Large Cap Core Growth Fund

Investor Class Shares — BSLNX
Institutional Class Shares — BSLGX

Smith Group Small Cap Focused Growth Fund

Investor Class Shares — SGSVX
Institutional Class Shares — SGSNX

SEMI-ANNUAL REPORT

www.smithgroupfunds.com	MARCH 31, 2014

SMITH GROUP LARGE CAP CORE GROWTH FUND

Dear Investor,

For the first six months of the fiscal year, ending March 31, 2014, the Smith Group Large Cap Core Growth Fund’s return on a net asset value basis was 15.22%, including dividends of $1.27 per share. During the same period, the Fund’s benchmark, the Standard & Poor’s 500 Index posted a return of 12.51%.

The Fund’s good performance for the period was helped by attention to earnings quality and reasonable valuation levels, as stocks with deep value characteristics such as low price-to-book and low price-to-earnings ratios were the leaders in the overall market. In addition, the Fund’s focus on companies exhibiting unexpectedly good business fundamentals that resulted in positive earnings revisions and positive earnings surprises was somewhat beneficial. While the market finished 2013 with strong returns in the fourth quarter, the first quarter of 2014 saw the S&P 500 Index rising a modest 1.8%. A return that was respectable when considering the more than 5% pullback during the first five weeks of the new year. Market pullbacks in mid-term election years are quite common. According to Strategas Research Partners, the average S&P 500 intra-year decline in such a year is 19%. But the average return 12 months after that intra-year low is 32%. In fact, there has not been a decline in the S&P 500 in the 12 months following a mid-term election since the 1940’s. The U.S. economy has been on a slow but improving trend, with the back end of the year poised to look better than the front. This should produce a favorable environment for corporate earnings that may allow the growth characteristics the Fund favors to again become the primary drivers of performance.

The Fund’s strong performance for the first two quarters was helped by the Energy and Information Technology sectors. Helmerich & Payne, an oilfield services company with the FlexRig, a drilling rig well suited to drilling for gas in shale-formations, and Valero Energy, a refiner, both gained more than 55% for the period. In the Information Technology sector, strong performance from Hewlett Packard as the turnaround started to bear fruit caused the shares to rise 56%, while increased demand for data storage helped shares of Western Digital and SanDisk gain 46% and 37%, respectively.

On the negative side, the Health Care sector proved challenging for the Fund during the first six months. ResMed, a manufacturer of CPAP flow generators to treat sleep apnea, struggled as changes in reimbursement negatively affected margins. Gilead Sciences, a biotechnology company that recently launched a promising new therapy against Hepatitis C viral infections, came under pressure as the high cost of the treatment triggered concerns. The shares of these companies declined 13.6% and 12.7%, respectively, during the period.

We are pleased to have generated the strong 15.22% return and 2.71% excess return over the benchmark during the first six months. While the market was just barely favorable to the growth characteristics we favor, our eye on valuations and earnings quality became more important in the period. Continued slow and steady economic growth should provide a solid foundation for strong business performance of the companies in the Fund going forward. We continue to believe our focus on high quality companies where earnings have the ability to exceed market expectations is a key to generating excess returns over the long term. Thank you for placing your trust in Smith Group Asset Management. As always, we appreciate the opportunity to serve your investment needs.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Opinions expressed are those of the Investment Manager and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Because the Fund is new with no operating history there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

The S&P 500 Index is a stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ. It is not possible to invest directly in an index.

Price to Book (P/B) Ratio is calculated by dividing the current price of the stock by the company’s book value per share.

Price to Earnings Ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

The Smith Group Funds are distributed by Quasar Distributors, LLC

SMITH GROUP LARGE CAP CORE GROWTH FUND

VALUE OF $25,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ANNUALIZED RATES OF RETURN AS OF MARCH 31, 2014

			Since Inception(1)
Investor Class			0.91%
S&P 500 Index(2)			1.52%

	1 Year	5 Year	Since Inception(3)
Institutional Class	24.16%	18.54%	3.49%
S&P 500 Index(2)	21.86%	21.16%	5.20%

(1)	Inception date of the Investor Class was February 24, 2014, these returns are not annualized.
(2)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
(3)	June 1, 2007.

SMITH GROUP LARGE CAP CORE GROWTH FUND

ALLOCATION OF PORTFOLIO NET ASSETS (UNAUDITED)
AS OF MARCH 31, 2014
(% OF NET ASSETS)

TOP TEN HOLDINGS(1) (UNAUDITED)
AS OF MARCH 31, 2014
(% OF NET ASSETS)

Helmerich & Payne, Inc.	2.9%
Kroger Co.	2.9%
Alaska Air Group, Inc.	2.8%
BorgWarner, Inc.	2.7%
SanDisk Corp.	2.7%
Valero Energy Corp.	2.7%
Whirpool Corp.	2.6%
Actavis	2.6%
Hewlett-Packard Co.	2.6%
Rockwell Automation, Inc.	2.6%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

VALUE OF $25,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

RATES OF RETURN (%) — AS OF MARCH 31, 2014

Since Inception(1)
Investor Class	-0.10%
Institutional Class	-0.10%
Russell 2000 Growth Index(2)	0.76%

(1)	December 30, 2013.
(2)	The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

ALLOCATION OF PORTFOLIO NET ASSETS (UNAUDITED)
AS OF MARCH 31, 2014
(% OF NET ASSETS)

TOP TEN HOLDINGS(1) (UNAUDITED)
AS OF MARCH 31, 2014
(% OF NET ASSETS)

Spirit Airlines, Inc.	3.9%
Generac Holdings, Inc.	3.5%
Manhattan Associates, Inc.	3.4%
Inteliquent, Inc.	3.2%
Deluxe Corp.	3.2%
ARRIS Group, Inc.	3.1%
PAREXEL International Corp.	2.8%
NuVasive Corp.	2.8%
Anika Therapeutics, Inc.	2.7%
Drew Industries, Inc.	2.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

SMITH GROUP FUNDS

EXPENSE EXAMPLES (UNAUDITED)
MARCH 31, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, wire transfer fees; and (2) ongoing costs, including management fees; distribution and/or services (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 – March 31, 2014).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Cap Core Growth Fund	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(10/01/2013)	(3/31/2014)	(10/01/2013 – 3/31/2014)
Investor Class Actual(2)(3)	$1,000.00	$1,009.10	$1.03
Investor Class Hypothetical (5% return before expenses)(3)	1,000.00	1,003.91	1.03

Institutional Class Actual(4)	1,000.00	1,152.20	4.24
Institutional Class Hypothetical (5% return before expenses)	1,000.00	1,020.99	3.98

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 1.04% for the Investor Class, multiplied by the average account value over the period, multiplied by 36/365 to reflect the since inception period. Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.79% for the Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
(2)	Based on the actual returns of 0.91% for the period February 24, 2014 through March 31, 2014 for the Investor Class.
(3)	Investor Class inception was February 24, 2014. All values assume a beginning date of February 24, 2014 for the Investor Class.
(4)	Based on the actual returns for the six-month period ended March 31, 2014 of 15.22% for the Institutional Class.

SMITH GROUP FUNDS

EXPENSE EXAMPLES (UNAUDITED) – CONTINUED
MARCH 31, 2014

Small Cap Focused Growth Fund	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(12/30/2013)	(3/31/2014)	(12/30/2013 – 3/31/2014)
Investor Class Actual(2)	$1,000.00	$999.00	$3.36
Investor Class Hypothetical (5% return before expenses)	1,000.00	1,009.10	3.38

Institutional Class Actual(2)	1,000.00	999.00	2.74
Institutional Class Hypothetical (5% return before expenses)	1,000.00	1,009.72	2.76

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 1.35% and 1.10% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 91/365 to reflect the since inception period.
(2)	Based on the actual returns for the period from inception through March 31, 2014 of -0.10% and -0.10% for the Investor Class and Institutional Class, respectively.

SMITH GROUP LARGE CAP CORE GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2014

	Shares	Value
COMMON STOCKS — 97.6%

Consumer Discretionary — 15.0%
BorgWarner, Inc.	25,400	$1,561,338
Gentex Corp.	44,200	1,393,626
Home Depot, Inc.	18,100	1,432,253
Priceline.com, Inc. *	1,200	1,430,268
Starbucks Corp.	19,000	1,394,220
Whirlpool Corp.	10,200	1,524,492
		8,736,197
Consumer Staples — 7.8%
Coca-Cola Enterprises, Inc.	30,700	1,466,232
Kimberly-Clark Corp.	12,900	1,422,225
Kroger Co.	38,100	1,663,065
		4,551,522
Energy — 13.2%
Chevron Corp.	12,500	1,486,375
Exxon Mobil Corp.	15,410	1,505,249
Helmerich & Payne, Inc.	15,890	1,709,128
National Oilwell Varco, Inc.	18,600	1,448,382
Valero Energy Corp.	29,300	1,555,830
		7,704,964
Financials — 10.0%
American Express Co.	15,880	1,429,676
Chubb Corp.	16,600	1,482,380
Discover Financial Services	25,400	1,478,026
Travelers Companies, Inc.	17,100	1,455,210
		5,845,292
Health Care — 14.4%
Actavis *	7,400	1,523,290
Align Technology, Inc. *	25,600	1,325,824
C.R. Bard, Inc.	9,600	1,420,608
Gilead Sciences, Inc. *	17,100	1,211,706
Johnson & Johnson	15,300	1,502,919
McKesson Corp.	8,010	1,414,326
		8,398,673

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
MARCH 31, 2014

	Shares	Value
Industrials — 15.2%
Alaska Air Group, Inc.	17,700	$1,651,587
AMETEK, Inc.	27,650	1,423,699
Boeing Co.	10,900	1,367,841
Rockwell Automation, Inc.	12,200	1,519,510
Union Pacific Corp.	7,800	1,463,748
Wabtec Corp.	18,800	1,457,000
		8,883,385
Information Technology — 19.5%
Amdocs Ltd.	30,600	1,421,676
Apple, Inc.	2,600	1,395,524
CoreLogic, Inc. *	42,000	1,261,680
DST Systems, Inc.	15,000	1,421,850
Hewlett-Packard Co.	47,000	1,520,920
Red Hat, Inc. *	24,400	1,292,712
SanDisk Corp.	19,200	1,558,847
Western Digital Corp.	16,300	1,496,666
		11,369,875
Materials — 2.5%
Avery Dennison Corp.	28,600	1,449,162
Total Common Stocks
(Cost $44,141,893)		56,939,070

SHORT-TERM INVESTMENT — 2.2%
Invesco Liquid Assets Portfolio, 0.06%^
(Cost $1,286,517)	1,286,517	1,286,517

Total Investments — 99.8%
(Cost $45,428,410)		58,225,587
Other Assets and Liabilities, Net — 0.2%		84,039
Total Net Assets — 100.0%		$58,309,626

*	Non-income producing security.
^	Variable Rate security — The rate shown is the rate in effect as of March 31, 2014.

See Notes to the Financial Statements

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2014

	Shares	Value
COMMON STOCKS — 98.4%

Consumer Discretionary — 12.5%
Children’s Place Retail Stores, Inc.	198	$9,863
Cracker Barrel Old Country Store, Inc.	115	11,183
DineEquity, Inc.	146	11,398
Drew Industries, Inc.	276	14,959
ITT Educational Services, Inc. *	334	9,579
La-Z-Boy, Inc.	449	12,168
		69,150
Consumer Staples — 2.4%
USANA Health Sciences, Inc. *	177	13,335
Financials — 10.7%
AmTrust Financial Services, Inc.	334	12,562
Evercore Partners, Inc.	251	13,868
Horace Mann Educators Corp.	418	12,122
Montpelier Re Holdings Ltd.	397	11,814
World Acceptance Corp. *	115	8,634
		59,000
Health Care — 22.4%
Align Technology, Inc. *	240	12,430
AMN Healthcare Services, Inc. *	897	12,325
Anika Therapeutics, Inc. *	365	15,001
Centene Corp. *	198	12,325
Chemed Corp.	167	14,938
Emergent Biosolutions, Inc. *	270	6,823
NuVasive, Inc. *	397	15,249
PAREXEL International Corp. *	282	15,253
Sunesis Pharmaceuticals, Inc. *	980	6,478
Tetraphase Pharmaceuticals, Inc *	500	5,445
Vanda Pharmaceuticals, Inc. *	440	7,150
		123,417
Industrials — 20.0%
A.O. Smith Corp.	292	13,438
Deluxe Corp.	334	17,525
EnerSys	188	13,027
Generac Holdings, Inc.	324	19,106
RPX Corp. *	720	11,722
Spirit Airlines, Inc. *	365	21,681
UniFirst Corp.	125	13,742
		110,241

See Notes to the Financial Statements

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
MARCH 31, 2014

	Shares	Value
Information Technology — 23.0%
ARRIS Group, Inc. *	616	$17,359
Aruba Networks, Inc. *	661	12,394
Cardtronics, Inc. *	324	12,587
Euronet Worldwide, Inc. *	313	13,018
iGate Corp. *	386	12,175
j2 Global, Inc.	258	12,913
Manhattan Associates, Inc. *	543	19,021
TiVo, Inc. *	971	12,846
Unisys Corp. *	470	14,316
		126,629
Materials — 4.2%
P.H. Glatfelter Co.	418	11,378
Worthington Industries, Inc.	313	11,972
		23,350
Telecommunication Services — 3.2%
Inteliquent, Inc.	1,211	17,596
Total Common Stocks
(Cost $545,890)		542,718

SHORT-TERM INVESTMENT — 2.1%
Invesco Liquid Assets Portfolio, 0.06% ^
(Cost $11,775)	11,775	11,775

Total Investments — 100.5%
(Cost $557,665)		554,493
Other Assets and Liabilities, Net — (0.5)%		(2,710)
Total Net Assets — 100.0%		$551,783

* Non-income producing security.
^ Variable Rate security — The rate shown is the rate in effect as of March 31, 2014.

See Notes to the Financial Statements

SMITH GROUP FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2014

	Large Cap Core	Small Cap Focused
	Growth Fund	Growth Fund
ASSETS
Investment securities:
At cost	$45,428,410	$557,665
At value	$58,225,587	$554,493
Dividends & interest receivable	44,679	150
Receivable due from Adviser	—	22,616
Receivable for capital shares sold	84,630	2,354
Prepaid expenses & other assets	21,876	27,550
Total Assets	58,376,772	607,163

LIABILITIES
Payable for capital shares redeemed	21,215	9,950
Payable to investment adviser	16,440	—
Payable for fund administration & accounting fees	8,514	22,893
Payable for compliance fees	2,314	2,973
Payable for transfer agent fees & expenses	5,029	8,289
Payable for custody fees	5,395	1,182
Payable for trustee fees	3,021	3,479
Accrued distribution fees	12	45
Accrued expenses	5,206	6,569
Total Liabilities	67,146	55,380
NET ASSETS	$58,309,626	$551,783

COMPOSITION OF NET ASSETS
Paid-in capital	$40,530,736	$555,520
Accumulated undistributed net investment income (loss)	79,560	(66)
Accumulated undistributed net realized gain (loss)
on investments	4,902,153	(499)
Net unrealized appreciation (depreciation) of investments	12,797,177	(3,172)
Total net assets	$58,309,626	$551,783

Investor Class Shares:
Net Assets	$50,462	$101,863
Shares issued and outstanding(1)	4,575	10,199
Net asset value, redemption price and offering
price per share	$11.03	$9.99

Institutional Class Shares:
Net Assets	$58,259,164	$449,920
Shares issued and outstanding(1)	5,282,290	45,028
Net asset value, redemption price and offering
price per share	$11.03	$9.99

(1) Unlimited shares authorized.

See Notes to the Financial Statements

SMITH GROUP FUNDS

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED MARCH 31, 2014

	Large Cap Core	Small Cap Focused
	Growth Fund	Growth Fund(1)
INVESTMENT INCOME:
Interest income	$133	$3
Dividend income	441,391	652
Total investment income	441,524	655

EXPENSES:
Investment advisory fees (See Note 4)	180,169	522
Fund administration & accounting fees (See Note 4)	32,266	24,207
Transfer agent fees (See Note 4)	14,755	12,426
Audit fees	12,904	5,005
Federal & state registration fees	11,772	12,455
Trustee fees (See Note 4)	9,029	3,479
Compliance fees (See Note 4)	8,082	2,973
Legal fees	7,141	3,281
Custody fees (See Note 4)	6,520	1,724
Other expenses	3,992	1,461
Postage & printing fees	3,319	1,638
Distribution fees (See Note 5):
Investor Class	12	45
Total expenses	289,961	69,216
Less: Fee waivers (See Note 4)	(56,615)	(68,495)
Total net expenses	233,346	721
NET INVESTMENT INCOME (LOSS)	208,178	(66)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	6,366,405	(499)
Net change in unrealized appreciation (depreciation)
of investments	1,931,126	(3,172)
Net realized and unrealized gain (loss) on investments	8,297,531	(3,671)

NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$8,505,709	$(3,737)

(1) Inception date of the Fund was December 30, 2013.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
OPERATIONS:
Net investment income	$208,178	$611,230
Net realized gain on investments	6,366,405	12,146,164
Net change in unrealized appreciation (depreciation)
of investments	1,931,126	(1,917,387)
Net increase in net assets resulting from operations	8,505,709	10,840,007

CAPITAL SHARE TRANSACTIONS:
Investor Class(1):
Proceeds from shares sold	50,000	—
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Increase in net assets from Investor Class transactions	50,000	—
Institutional Class(2):
Proceeds from shares sold	4,074,310	11,579,340
Proceeds from reinvestment of distributions	6,450,441	489,505
Payments for shares redeemed	(11,746,441)	(31,985,644)
Decrease in net assets from Institutional Class transactions	(1,221,690)	(19,916,799)
Net decrease in net assets resulting from
capital share transactions	(1,171,690)	(19,916,799)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class(1)	—	—
Institutional Class(2)	(462,737)	(492,068)
From net realized gains:
Investor Class(1)	—	—
Institutional Class(2)	(6,133,732)	—
Total distributions to shareholders	(6,596,469)	(492,068)

TOTAL INCREASE (DECREASE) IN NET ASSETS	737,550	(9,568,860)

NET ASSETS:
Beginning of period	57,572,076	67,140,936
End of period, including accumulated undistributed net
investment income of $79,560 and $334,119, respectively	$58,309,626	$57,572,076

(1) Inception date of the Investor Class was February 24, 2014.
(2) Prior to February 24, 2014, Institutional Class Shares were known as Class I Shares.

See Notes to the Financial Statements

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Inception(1)
Through March 31, 2014
(Unaudited)
OPERATIONS:
Net investment loss	$(66)
Net realized loss on investments	(499)
Net change in unrealized depreciation of investments	(3,172)
Net decrease in net assets resulting from operations	(3,737)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	112,010
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(9,960)
Increase in net assets from Investor Class transactions	102,050
Institutional Class:
Proceeds from shares sold	453,470
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	—
Increase in net assets from Institutional Class transactions	453,470
Net increase in net assets resulting from capital share transactions	555,520

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—
Institutional Class	—
From net realized gains:
Investor Class	—
Institutional Class	—
Total distributions to shareholders	—
TOTAL INCREASE IN NET ASSETS	551,783

NET ASSETS:
Beginning of period	—
End of period, including accumulated undistributed net investment loss of $(66)	$551,783

(1) Inception date of the Fund was December 30, 2013.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period
Investor Class

	For the Period Inception(1)
	Through March 31, 2014
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.93
Investment operations:
Net investment income(2)	0.07
Net realized and unrealized gain on investments	0.03
Total from investment operations	0.10
Less distributions:
Dividends from net investment income	—
Dividends from net capital gains	—
Total distributions	—
Net asset value, end of period	$11.03

TOTAL RETURN	0.91	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$50
Ratio of expenses to average net assets:
Before expense reimbursement	1.32	%(4)
After expense reimbursement	1.04	%(4)
Ratio of net investment income to average net assets:
After expense reimbursement	0.45	%(4)

Portfolio Turnover Rate	28	%(3)

(1) Inception date of the Investor Class was February 24, 2014.
(2) Per share amounts calculated using the average shares method.
(3) Not annualized.
(4) Annualized.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

FINANCIAL HIGHLIGHTS – CONTINUED

For a Fund share outstanding throughout the period
Institutional Class(1)

	Six Months Ended
	March 31, 2014		Year Ended September 30,
	(Unaudited)		2013	2012	2011	2010	2009
PER SHARE DATA:
Net asset value, beginning of period	$10.70		$9.01	$7.15	$6.77	$6.31	$7.87
Investment operations:
Net investment income(2)	0.04		0.10	0.04	0.05	0.02	0.02
Net realized and unrealized
gain (loss) on investments	1.56		1.66	1.84	0.37	0.46	(1.56)
Total from investment operations	1.60		1.76	1.88	0.42	0.48	(1.54)
Less distributions:
Dividends from net investment income	(0.09)		(0.07)	(0.02)	(0.04)	(0.02)	(0.02)
Dividends from net realized gains	(1.18)		—	—	—	—	—
Total distributions	(1.27)		(0.07)	(0.02)	(0.04)	(0.02)	(0.02)
Redemption fees added to paid-in capital	—			0.00 (3)	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$11.03		$10.70	$9.01	$7.15	$6.77	$6.31

TOTAL RETURN	15.22	%(4)	19.74%	26.37%	6.15%	7.64%	(19.59)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$58,259		$57,572	$67,141	$52,671	$41,990	$26,880
Ratio of expenses to average net assets:
Before expense reimbursement	0.98	%(5)	0.94%	1.06%	1.29%	1.99%	2.59%
After expense reimbursement	0.79	%(5)	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average
net assets:
After expense reimbursement	0.70	%(5)	1.01%	0.43%	0.61%	0.32%	0.35%

Portfolio Turnover Rate	28	%(4)	66%	61%	84%	90%	138%

(1) Prior to February 24, 2014, Institutional Class shares were known as Class I Shares.
(2) Per share amounts calculated using the average shares method.
(3) Amount represents less than $0.005.
(4) Not annualized.
(5) Annualized.

See Notes to the Financial Statements

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

FINANCIAL HIGHLIGHTS – CONTINUED

For a Fund share outstanding throughout the period
Investor Class

	For the Period Inception(1)
	Through March 31, 2014
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
Investment operations:
Net investment loss(2)	(0.01)
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	(0.01)
Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Net asset value, end of period	$9.99

TOTAL RETURN	(0.10)	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$102
Ratio of expenses to average net assets:
Before expense reimbursement	156.59	%(4)
After expense reimbursement	1.35	%(4)
Ratio of net investment loss to average net assets:
After expense reimbursement	(0.28	)%(4)

Portfolio Turnover Rate	14	%(3)

(1) Inception date of the Fund was December 30, 2013.
(2) Per share amounts calculated using the average shares method.
(3) Not annualized.
(4) Annualized.

See Notes to the Financial Statements

SMITH GROUP SMALL CAP FOCUSED GROWTH FUND

FINANCIAL HIGHLIGHTS – CONTINUED

For a Fund share outstanding throughout the period
Institutional Class

	For the Period Inception(1)
	Through March 31, 2014
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
Investment operations:
Net investment loss(2)	—
Net realized and unrealized loss on investments	(0.01)
Total from investment operations	(0.01)
Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Net asset value, end of period	$9.99

TOTAL RETURN	(0.10	)%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$450
Ratio of expenses to average net assets:
Before expense reimbursement	94.50	%(4)
After expense reimbursement	1.10	%(4)
Ratio of net investment loss to average net assets:
After expense reimbursement	(0.03	)%(4)

Portfolio Turnover Rate	14	%(3)

(1) Inception date of the Fund was December 30, 2013.
(2) Per share amounts calculated using the average shares method.
(3) Not annualized.
(4) Annualized.

See Notes to the Financial Statements

SMITH GROUP FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 2014

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Smith Group Large Cap Core Growth Fund (“Large Cap Core Growth Fund”), and the Smith Group Small Cap Focused Growth Fund (“Small Cap Focused Growth Fund”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The Large Cap Core Growth Fund commenced operations on June 1, 2007. The Small Cap Focused Growth Fund commenced operations on December 30, 2013. The Funds currently offer two classes of shares, the Investor Class and the Institutional Class. The Large Cap Core Growth Fund Investor Class commenced operations on February 24, 2014. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. Investor Class shares are subject to a 0.25% distribution fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

The Large Cap Core Growth Fund acquired the assets and liabilities of a series of the Scotia Institutional Funds, a registered open-end investment management company (the “Predecessor Large Cap Core Growth Fund”) in a tax-free reorganization effective February 24, 2014 pursuant to a plan of reorganization approved by shareholders on January 30, 2014. In connection with this reorganization, Class I shares were renamed as Institutional Class shares. Class I shares were exchanged for Institutional Class shares on a pro rata basis. On the date of the reorganization, the final net asset value of the Predecessor Large Cap Core Growth Fund was deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the predecessor fund for periods prior to the reorganization date. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of reorganization. The net assets, fair value of investments, and net unrealized appreciation of the Large Cap Core Growth Fund at the time of reorganization were $57,032,856, $55,904,349, and $12,573,853, respectively. At the date of reorganization, there were a total of 5,254,954 shares outstanding for Class I.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation — All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes — The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended March 31, 2014, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and

SMITH GROUP FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
MARCH 31, 2014

penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2014 the Funds did not incur any interest or penalties. Generally, tax authorities can examine all the tax returns filed for the last three years.

Security Transactions and Investment Income — The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Funds will make distributions, if any, of net investment income annually. The Funds will also distribute net capital gains, if any, at least annually, typically during the month of December. The Funds may make additional distributions if deemed to be desirable any time during the year. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses — Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3. SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

SMITH GROUP FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
MARCH 31, 2014

Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.

Equity Securities — Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Investment Companies — Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

SMITH GROUP FUNDS

Notes To The Financial Statements (Unaudited) – Continued
March 31, 2014

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2014:

Large Cap Core Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$56,939,070	$—	$—	$56,939,070
Investment Company	1,286,517	—	—	1,286,517
Total Investments in Securities	$58,225,587	$—	$—	$58,225,587

Small Cap Focused Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$542,718	$—	$—	$542,718
Investment Company	11,775	—	—	11,775
Total Investments in Securities	$554,493	$—	$—	$554,493

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2014, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds did not invest in any Level 3 investments during the year. Refer to the Schedule of Investments for further information on the industry classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Effective February 24, 2014, for the Large Cap Core Growth Fund and since inception for the Small Cap Focused Growth Fund, the Trust has an agreement with Smith Asset Management Group, L.P. (“the Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Large Cap Core Growth Fund	0.61%
Small Cap Focused Growth Fund	0.85%

Prior to February 24, 2014 for the Large Cap Core Growth Fund, Scotia Institutional Investments US, LP (“SII”) served as the investment adviser and the Adviser served as the sub-adviser. SII was entitled to receive an annual advisory fee equal to 0.61% of the Large Cap Core Growth Fund’s average daily net assets. The sub-adviser fees were paid by SII.

SMITH GROUP FUNDS

Notes To The Financial Statements (Unaudited) – Continued
March 31, 2014

Effective February 24, 2014, for the Large Cap Core Growth Fund and since inception for the Small Cap Focused Growth Fund, the Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for its expenses to ensure that total annual operating expenses (excluding interest and tax expenses, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) do not exceed the following:

Fund	Investor Class	Institutional Class
Large Cap Core Growth Fund	1.04%	0.79%
Small Cap Focused Growth Fund	1.35%	1.10%

Waived and/or expense reimbursements are subject to possible recoupment from the Funds within three years after the fees have been waived or reimbursed. Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect through at least February 29, 2016. Prior to February 29, 2016, this Operating Expense Limitation Agreement cannot be terminated. During the period ended March 31, 2014, the Adviser did not recoup any of the previously waived fees. Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Fund	9/30/2017
Large Cap Core Growth Fund	$15,843
Small Cap Focused Growth Fund	68,495

Prior to February 24, 2014 for the Large Cap Core Growth Fund, SII had contractually agreed to limit its fees or reimburse expenses to ensure total operating expenses did not exceed 0.79% of the average daily net assets of the Institutional Class.

Effective February 24, 2014, for the Large Cap Core Growth Fund and since inception for the Small Cap Focused Growth Fund, U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals; and serves as the Funds’ fund accountant and transfer agent. The officers of the Trust and the Chief Compliance Officer are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Prior to February 24, 2014, the Large Cap Core Growth Fund had a different administrator, transfer agent, and custodian. Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended March 31, 2014 are disclosed in the Statement of Operations.

SMITH GROUP FUNDS

Notes To The Financial Statements (Unaudited) – Continued
March 31, 2014

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is an interested person of the Distributor.

5. DISTRIBUTED SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended March 31, 2014, the Funds’ Investor Classes incurred the following expenses pursuant to the Plan:

Fund	Amount
Large Cap Core Growth Fund	$12
Small Cap Focused Growth Fund	45

6. CAPITAL SHARE TRANSACTIONS

	Large Cap Core		Small Cap Focused
	Growth Fund		Growth Fund
	Six Months Ended		For the Period Inception(1)
	March 31, 2014	Year Ended	Through March 31, 2014
	(Unaudited)	September 30, 2013	(Unaudited)
Investor Class:(2)
Shares sold	4,575	—	11,196
Shares issued to holders in reinvestment
of distributions	—	—	—
Shares redeemed	—	—	(997)
Net increase in Investor Class shares	4,575	—	10,199
Institutional Class:
Shares sold	373,567	1,179,087	40,028
Shares issued to holders in reinvestment
of distributions	599,483	55,062	—
Shares redeemed	(1,072,461)	(3,305,481)	—
Net increase (decrease) in Institutional
Class Shares	(99,411)	(2,071,332)	40,028
Net increase (decrease) in shares
outstanding	(94,836)	(2,071,332)	50,227

(1)	Inception date of the Fund was December 30, 2013.
(2)	Inception date of the Large Cap Core Growth Fund Investor Class was February 24, 2014.

SMITH GROUP FUNDS

Notes To The Financial Statements (Unaudited) – Continued
March 31, 2014

7. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended March 31, 2014, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Large Cap Core Growth Fund	$—	$—	$16,382,422	$23,674,029
Small Cap Focused Growth Fund	—	—	571,041	24,652

8. INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2014, were as follows:

	Aggregate Gross	Aggregate Gross		Federal Income
Fund	Appreciation	Depreciation	Net	Tax Cost
Large Cap Core Growth Fund	$13,248,332	$(451,155)	$12,797,177	$45,428,410
Small Cap Focused Growth
Fund	15,453	(18,625)	(3,172)	557,665

At September 30, 2013, components of accumulated earnings (deficit) on a tax-basis were as follows:

		Undistributed	Other		Total
	Undistributed	Long-Term Capital	Accumulated	Unrealized	Accumulated
Fund	Ordinary Income	Gains	Losses	Appreciation	Earnings
Large Cap Core
Growth Fund	$345,053	$4,676,865	$(10,935)	$10,858,668	$15,869,651

The differences between book and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales on the Fund.

As of September 30, 2013, the Large Cap Core Growth Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. During the year ended September 30, 2013, the Large Cap Core Growth Fund utilized capital loss carryforward of $6,619,530.

SMITH GROUP FUNDS

Notes To The Financial Statements (Unaudited) – Continued
March 31, 2014

The tax character of distributions paid during the period ended March 31, 2014 were as follows:

		Long-Term
Fund	Ordinary Income	Capital Gains	Total
Large Cap Core Growth Fund	$462,737	$6,133,732	$6,596,469
Small Cap Focused Growth Fund	—	—	—

The tax character of distributions paid during the year ended September 30, 2013 were as follows:

		Long-Term
Fund	Ordinary Income	Capital Gains	Total
Large Cap Core Growth Fund	$492,068	$—	$492,068

9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2014, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Large Cap Core Growth Fund	Charles Schwab & Co., Inc.	83.7%
Small Cap Focused Growth Fund	Wells Fargo Bank FBO	72.3%

10. REPORT OF THE FUND’S SPECIAL SHAREHOLDER MEETING (UNAUDITED)

A Special Meeting of Shareholders of the Large Cap Core Growth Fund (“the Acquired Fund”), a series of Scotia Institutional Funds, took place on January 30, 2014 to approve a proposed Agreement of and Plan of Reorganization for the Acquired Fund, whereby the Large Cap Core Growth Fund (“the Acquiring Fund”), a series of the Managed Portfolio Series, would acquire all of the assets and liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund which would be distributed pro rata by the Acquired Fund to its shareholders, in complete liquidation and termination of the Acquired Fund (the “Reorganization”).

All Acquired Fund shareholders of record at the close of business on October 31, 2013, were entitled to vote. As of the record date, the Large Cap Core Growth Fund had 5,406,914 shares outstanding. Of the 2,741,572 shares present in person or by proxy at the meeting on January 30, 2014: 2,199,966, or 80.2%, voted in favor of the Reorganization (representing 50.7% of total outstanding shares), 318,276, or 11.6%, voted against the Reorganization, and 233,330 or 8.2% withheld from voting for the Reorganization. Accordingly, the Reorganization was approved.

SMITH GROUP FUNDS

Notes To The Financial Statements (Unaudited) – Continued
March 31, 2014

11. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

As a result of the reorganization of the Predecessor Large Cap Core Growth Fund into a newly created series of the Trust on February 24, 2014, KPMG LLP resigned as principal accountants for the Predecessor Large Cap Core Growth Fund, a series of the Scotia Institutional Funds on February 25, 2014. The Board of Trustees of the Trust, upon the recommendation of the Trust’s audit committee, selected Cohen Fund Audit Services, Ltd. as principal accountants of the Large Cap Core Growth Fund.

During the two fiscal years ended September 30, 2013, and the subsequent interim period through February 25, 2014, there were no (1) disagreements with KPMG LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events.

The audit reports of KPMG LLP on the financial statements of the Predecessor Large Cap Core Growth Fund as of and for the fiscal years ended September 30, 2013 and 2012 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

SMITH GROUP FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on August 20-21, 2013, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust and Smith Asset Management Group, LP (“Smith Group”) regarding the Smith Group Large Cap Core Growth Fund and the Smith Group Small Cap Focused Fund (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”). The Funds are newly organized series of the Trust.

Prior to the meeting, the Trustees received and considered information from Smith Group and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement (“Support Materials”). Before voting to approve the proposed Investment Advisory Agreement, the Trustees reviewed the terms of the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed agreement. Smith Group also met with the Trustees and provided further information regarding its proposed services to the Funds, including but not limited to information regarding its overall investment philosophy as well as its investment philosophy with respect to each Fund.

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant to such determination, including the following: (1) the nature, extent, and quality of the services to be provided by Smith Group; (2) the cost of the services to be provided and the profits to be realized by Smith Group from services rendered to the Trust; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as each Fund grows, and whether the proposed advisory fee for that Fund reflects such economies of scale for the Fund’s benefit; and (5) other financial benefits to Smith Group resulting from services rendered to the Funds. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon Smith Group’s presentation and Support Materials, the Board concluded that the overall arrangements between the Trust and Smith Group as will be set forth in the Investment Advisory Agreement as it relates to each Fund are fair and reasonable in light of the services that Smith Group will perform, the investment advisory fees each Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement as it relates to each Fund are summarized below.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Advisory Agreement with respect to each Fund, noting that such services include but are not limited to the following: (1) investing of each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Funds’ portfolio securities; (4) maintaining the required books and records for transactions affected by Smith

SMITH GROUP FUNDS

Group on behalf of the Funds; and (5) selecting broker-dealers to execute orders on behalf of the Funds. The Trustees considered Smith Group’s capitalization, its assets under management, the investment performance of composites of accounts that Smith advises with similar investment strategies to that of the Funds, as well as the investment performance of the Smith Group Large Cap Core Growth Fund while the Fund was series of a predecessor trust. The Trustees also considered the investment philosophy of the portfolio managers and noted their experience managing assets with similar investment objectives. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Smith Group proposes to provide to each of the Funds under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the proposed annual management fee that each Fund will pay to Smith Group under the Investment Advisory Agreement, as well as Smith Group’s profitability analysis (12 month pro-forma) for services that it will render to each Fund. In this regard, the Trustees noted that Smith Group expects to subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Funds which exceed the projected Rule 12b-1 fees payable by the Funds. The Trustees noted that the respective management fees charged to separately managed accounts with similar investment strategies and similar asset levels to those projected for each of the Funds are consistent with the advisory fee for the Smith Group Large Cap Core Growth Fund and generally higher than the proposed advisory fee for the Smith Group Small Cap Focused Growth Fund, respectively, and that Smith Group has additional responsibilities with respect to the Funds, including additional compliance obligations and the preparation of Board and shareholder materials, that justify higher fees. The Trustees also noted that Smith Group had contractually agreed to reduce its management fees, and, if necessary, reimburse each Fund for operating expenses, as specified in the Prospectus. The Trustees concluded that Smith Group’s service relationship with the Funds will not initially be profitable.

Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses that each Fund will bear and those of funds in the same Morningstar benchmark category. The Trustees noted that:

  The Smith Group Large Cap Core Growth Fund’s management fee was lower than the average and median management fees (before waivers) and that the projected total expenses of both the Fund in aggregate and the Institutional and Investor Class shares separately were lower than the average total expenses (after fee waivers and expense reimbursements) for funds comprising the benchmark category; and

  The Smith Group Small Cap Focused Growth Fund’s management fee was slightly lower than the average and median management fees (before waivers) and that the projected total expenses of both the Fund in aggregate and the Institutional and Investor Class shares separately were generally consistent with the average total expenses (after fee waivers and expense reimbursements) for funds comprising the benchmark category.

The Trustees also considered that the average net assets of funds comprising the benchmark category for each Fund were significantly higher than the projected assets of that Fund. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Smith Group’s proposed advisory fees were reasonable.

SMITH GROUP FUNDS

Economies of Scale. The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fee for the Funds do not contain breakpoints. The Trustees noted that the Funds are newly organized and that an increase in assets would mostly likely not decrease the amount of advisory services that Smith Group would need to provide to each Fund at the present time. The Trustees also took into account the fact that Smith Group had agreed to consider breakpoints in the future in response to asset growth, but had expressed reservation as economies are somewhat offset by additional compliance responsibilities and reporting. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but considered revisiting this issue in the future as circumstances change and asset levels increase.

Other Benefits. The Trustees noted that Smith Group intends to utilize soft dollar arrangements with respect to portfolio transactions and has no affiliated brokers to execute the portfolio transactions of the Funds. The Trustees concluded that Smith Group will not receive any other material financial benefits from services rendered to the Funds.

SMITH GROUP FUNDS

Additional Information (Unaudited)

AVAILABILITY OF FUND PORTFOLIO INFORMATION
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Form N-Q is available without charge upon request by calling 1-877-764-8465.

AVAILABILITY OF FUND PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-764-8465. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-877-764-8465, or (2) on the SEC’s website at www.sec.gov.

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Smith Asset Management Group, L.P.
100 Crescent Court, Suite 1150
Dallas, Texas 75201

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, Wisconsin 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44145

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-877-764-8465.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	6/6/14

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	6/6/14

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date	6/6/14

* Print the name and title of each signing officer under his or her signature.